Income Taxes (Schedule Of Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Total deferred income tax liabilities	$ (2,811)	$ (3,880)
Consumer Products [Member]
Income Taxes [Line Items]
Accrued postretirement and postemployment benefits	1,087	1,045
Settlement charges	1,382	1,393
Accrued pension costs	458	395
Net operating losses and tax credit carryforwards	96	87
Total deferred income tax assets	3,023	2,920
Property, plant and equipment	(511)	(425)
Intangible assets	(3,721)	(3,655)
Investment in SABMiller	(1,803)	(1,758)
Other	(251)	(296)
Total deferred income tax liabilities	(6,286)	(6,134)
Valuation allowances	(82)	(39)
Net deferred income tax liabilities	$ (3,345)	$ (3,253)